Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenue	$ 11,596	$ 8,971	$ 10,251
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	2,364	2,459	3,113
PC Massively Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	1,400	1,560	1,670
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	7,776	4,674	2,807
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 56	$ 278	955
Cloud Computing Services
Revenue from External Customer [Line Items]
Revenue			$ 1,706